Supplement to Prospectus

        John Hancock Greater China Opportunities Fund dated June 1, 2005

John Hancock Mid Cap Equity Fund, dated March 1, 2005 as revised January 3, 2006

    John Hancock Small Cap Fund, dated March 1, 2005 as revised July 1, 2005

               John Hancock Small Cap Intrinsic Value Fund, dated
                    March 1, 2005 as revised January 3, 2006

                 John Hancock Greater China Opportunities Fund,
               Institutional Class I Prospectus dated June 1, 2005

                        John Hancock Mid Cap Equity Fund,
 Institutional Class I Prospectus dated March 1, 2005 as revised January 3, 2006

                          John Hancock Small Cap Fund,
  Institutional Class I Prospectus dated March 1, 2005 as revised July 1, 2005

  John Hancock Small Cap Intrinsic Value Fund, Institutional Class I Prospectus
                 dated March 1, 2005 as revised January 3, 2006


In the "Selling Shares" section of each Prospectus referenced above, the following requirement has been added to the "Selling shares in writing" table with respect to (1) Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s) and (2) Executors of shareholder estates:

   o Inheritance Tax Waiver (if applicable)




January 3, 2006

--------------------------------------------------- ---------------------------------------------------------
John Hancock Balanced Fund                          John Hancock Money Market Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Bond Fund                              John Hancock Multi Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Financial Industries Fund              John Hancock Real Estate Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Focused Equity Fund                    John Hancock Regional Bank Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Government Income Fund                 John Hancock Small Cap Equity Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Growth Trends Fund                     John Hancock Small Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Health Sciences Fund                   John Hancock Small Cap Intrinsic Value Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock High Yield Fund                        John Hancock Sovereign Investors Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Investment Grade Bond Fund             John Hancock Strategic Income Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Large Cap Equity Fund                  John Hancock Technology Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Large Cap Intrinsic Value Fund         John Hancock Technology Leaders Fund
--------------------------------------------------- ---------------------------------------------------------
John Hancock Mid Cap Equity Fund                    John Hancock U.S. Government Cash Reserve
--------------------------------------------------- ---------------------------------------------------------
John Hancock Mid Cap Growth Fund
--------------------------------------------------- ---------------------------------------------------------

                Supplement to Statement of Additional Information

The following has been added to the "Organization of the Fund" section of each Fund's Statement of Additional Information:

ORGANIZATION OF THE FUND

The investment sub-adviser to the Fund is Sovereign Asset Management LLC ("Sovereign" or the "Sub-Adviser"). Sovereign is responsible for providing investment advice to the Fund subject to the review of the Trustees and the overall supervision of the Adviser. The Sub-Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199, was organized in 1979 and as of September 30, 2005 had approximately $1.5 billion in assets under management. The Sub-Adviser is a wholly-owned indirect subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Coproration).

The following has been added to the "Investment Advisory and Other Services" section of each Fund's Statement of Additional Information:

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser monthly a fee based on a stated annual percentage of the average daily net assets of each Fund:

----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Balanced Fund             to $2        > $2
                         billion      billion
                          0.300%      0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $1.5    $1.5 - 2.0   $2.0 - 2.5     > $2.5
Bond Fund                billion      billion      billion      billion
                          0.200%      0.125%       0.100%       0.100%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Financial Industries     to $500     next $500       next         > $2
Fund                     million      million      billion      billion
                          0.400%      0.300%       0.250%       0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $800      > $800
Focused Equity Fund      million      million
                          0.350%      0.300%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $300     next $300      >$600
Government Income Fund   million      million      million
                          0.200%      0.150%       0.100%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $2.4      > $2.4
Growth Trends Fund       billion      billion
                          0.350%      0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $200      > $200
Health Sciences Fund     million      million
                          0.450%      0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                                                    $150         $2.5
                                                  million -    billion -
                         to $75       next $75      $2.5         $5.0         > $5
High Yield Fund          million      million      billion      billion      billion
                          0.275%      0.275%       0.225%       0.150%       0.150%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Investment Grade Bond    to $1.5      > $1.5
Fund                     billion      billion
                          0.200%      0.100%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                          to $3        > $3
Large Cap Equity Fund    billion      billion
                          0.325%      0.200%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Large Cap Intrinsic     All Assets
Value Fund
                          0.325%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500       > $1
Mid Cap Equity Fund      million      million      billion
                          0.350%      0.300%       0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------

----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500       > $1
Mid Cap Growth Fund      million      million      billion
                          0.350%      0.300%       0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500
Money Market Fund        million      million
                          0.050%      0.020%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $750       > $750
Multi Cap Growth Fund    million      million
                          0.350%      0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $1.5       > $1.5
Real Estate Fund         billion      billion
                          0.350%      0.300%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500       next         > $2
Regional Bank Fund       million      million      billion      billion
                          0.400%      0.300%       0.250%       0.250%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                          to $1        > $1
Small Cap Equity Fund    billion      billion
                          0.450%      0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $1.5       > $1.5
Small Cap Growth Fund    billion      billion
                          0.450%      0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Small Cap Intrinsic      to $500     next $500       > $1
Value Fund               million      million      billion
                          0.500%      0.450%       0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Sovereign Investors      to $750     next $750       next        > $2.5
Fund                     million      million      billion      billion
                          0.325%      0.250%       0.250%       0.200%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                                       $100 -       $250 -       $500 -
                         to $100       $250         $500         $650       $650m -
Strategic Income Fund    million      million      million      million     $1billion   >$1 billion
                          0.275%      0.275%       0.275%       0.200%       0.200%       0.150%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                        to $100     next $700      > $800
Technology Fund          million      million      million
                          0.450%      0.400%       0.350%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
Technology Leaders      All Assets
Fund
                          0.400%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------
                         to $500     next $500
US Gov't Cash Reserve    million      million
                          0.050%      0.020%
----------------------- ----------- ------------ ------------ ------------ ------------ ------------

The information under the section "Additional Information about the Portfolio Managers", under the caption "Compensation of Portfolio Managers", has been changed as follows:

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Compensation of Portfolio Managers. The Sub-Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Sub-Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, and an annual investment bonus plan, as well as customary benefits that are offered generally to all full-time employees of the Sub-Adviser. A limited number of senior portfolio managers, who serve as officers of both the Sub-Adviser and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

  o Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

  o Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Sub-Adviser and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

     o Investment Performance: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

     o The Profitability of the Sub-Adviser: The profitability of the Sub-Adviser and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of the Sub-Adviser.

     o Non-Investment Performance: The more intangible contributions of an investment professional to the Sub-Adviser's business, including the investment professional's support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

  o Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional's employment is terminated prior to a vesting date.

The Sub-Adviser also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

While the profitability of the Sub-Adviser and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional's overall compensation, the investment professional's compensation is not linked directly to the net asset value of any fund.


The information under the section "Brokerage Allocation" has been changed as follows:

BROKERAGE ALLOCATION

In the "Brokerage Allocation" section, all references to "Adviser" have been deleted and replaced with "Adviser or Sub-Adviser."


December 31, 2005

                            John Hancock Equity Funds
                          Supplement to the Prospectus
                   dated May 1, 2005 as revised July 1, 2005

                            John Hancock Equity Funds
               Supplement to the Prospectus- Institutional Class I
                    dated May 1, 2005 as revised July 1, 2005

                            John Hancock Sector Funds
                          Supplement to the Prospectus
                  dated March 1, 2005 as revised July 1, 2005

                            John Hancock Sector Funds
               Supplement to the Prospectus-Institutional Class I
                   dated March 1, 2005 as revised July 1, 2005

                       John Hancock Large Cap Equity Fund
               Supplement to the Prospectus-Institutional Class I
                   dated March 1, 2005 as revised July 1, 2005

Equity Funds
John Hancock Balanced Fund
John Hancock Focused Equity Fund
John Hancock Growth Trends Fund
John Hancock Large Cap Equity Fund
John Hancock Mid Cap Growth Fund
John Hancock Multi Cap Growth Fund
John Hancock Small Cap Equity Fund
John Hancock Small Cap Growth Fund
John Hancock Sovereign Investors Fund

Sector Funds
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
(each a "Fund" and together the "Funds")

Effective December 31, 2005, the portfolio management teams of John Hancock Advisers, LLC ("JHA") that managed each of the Funds were reassigned from JHA to Sovereign Asset Management LLC ("Sovereign"), a sister company to JHA and a wholly owned subsidiary of Manulife Financial Corporation (the "Reorganization"). As a result of the Reorganization, effective December 31, 2005, Sovereign will now act as sub-adviser to the Funds under the supervision of JHA. The same personnel will continue to manage the Funds using the same investment philosophy and process and the Reorganization will not result in any change in the advisory fee rate for any of the Funds. JHA will continue to serve as investment adviser and be responsible for the supervision of Sovereign's services to the Funds.

With respect to each Fund referenced above, the following has been added immediately preceding the "Portfolio Managers" section:

         SUBADVISER

         Sovereign Asset Management LLC

         Responsible for day-to-day investment management

         A subsidiary of John Hancock Financial Services, Inc.

         Founded in 1979

         Supervised by the adviser


In addition, the following has been added to the "Business Structure" section of each Prospectus referenced above:

Subadviser

     Sovereign Asset Management LLC ("Sovereign"), located at 101 Huntington Avenue, Boston, MA 02199, acts as sub-adviser to certain funds. Sovereign provides investment advisory services to individual and institutional investors. Sovereign is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of September 30, 2005, had total assets under management of approximately $1.5 billion.


Portfolio Management biographies

     In connection with the Reorganization, each of the following portfolio managers have been transferred from John Hancock Advisers, LLC ("JHA") to Sovereign Asset Management LLC ("Sovereign") effective December 31, 2005:
     Barry H. Evans, Thomas M. Finucane, Roger C. Hamilton, Robert C. Junkin, Timothy E. Keefe, Henry E. Mehlman, Alan E. Norton, Thomas P. Norton, Anurag Pandit, James K. Schmidt, John F. Snyder, and Lisa A. Welch. As employees of Sovereign, each portfolio manager will retain their title previously held with JHA.


--------------------------------------------------------------------------------

In the "Selling Shares" section of each Prospectus referenced above, the following requirement has been added to the "Selling shares in writing" table with respect to (1) Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s) and (2) Executors of shareholder estates:

  o  Inheritance Tax Waiver (if applicable)



December 31, 2005